Organization, Consolidation and Presentation of Financial Statements	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

                iVoiceIdeas, Incorporated, formerly Ernest Einstein, Inc.; (the “Company”), a Nevada Corporation, was formed on April 3, 2002. The Company, a development stage entity, is headquartered in Austin, Texas at Arboretum Great Hills, 9600 Great Hills Trail, Austin, TX 78759. The company currently operates “iVoiceIdeas.com”. On June 15, 2009, the company acquired the rights to the ideas, designs, and intellectual property related to “iVoiceIdeas.com”. iVoiceIdeas.com is an emerging social network focused on improving the ways people develop and communicate new ideas and solutions to problems. We have developed new ways for people to initiate and develop ideas and to collaboratively solve problems using our social network internet site and software. Our collaborative idea site also serves as a social media site for users seeking social connections centered on ideas, policy, and problems. The Company’s fiscal year end is December 31.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. We have not generated any income as to date as our BETA version of the website was released October 1, 2011. The Company has incurred losses since inception of $155,521. These matters, among others, raise substantial doubt about the ability of the Company to continue as a going concern as noted by our independent auditor in its opinion letter. These financial statements do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern. In view of these matters, the Company’s ability to continue as a going concern is dependent upon the Company’s ability to raise capital and generate revenue and profits in the future.